Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of changes in unvested restricted stock	A summary of the changes in unvested restricted stock during 2019, 2018 and 2017 is presented below:

	Shares of Unvested Restricted Stock(a)	Weighted Average Grant Date Fair Value(a)
	(in thousands)
Unvested restricted stock as of January 1, 2019	59	$886
Granted	30	$530
Vested	(30)	$876
Forfeited	(7)	$744
Unvested restricted stock as of December 31, 2019	52	$710

Unvested restricted stock as of January 1, 2018	66	$1,274
Granted	30	$746
Vested	(29)	$1,534
Forfeited	(8)	$1,204
Unvested restricted stock as of December 31, 2018	59	$886

Unvested restricted stock as of January 1, 2017	45	$2,278
Granted	49	$1,080
Vested	(22)	$2,746
Forfeited	(6)	$1,664
Unvested restricted stock as of December 31, 2017	66	$1,274
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(a)Amount has been retroactively adjusted to reflect a 1-for-200 (1:200) reverse stock split effective April 14, 2020. See Note 26 for additional information.

Schedule of share-based payment assumptions	We used the following weighted average assumptions to estimate the grant date fair value of the stock options granted in 2019:

Expected option life – years	6.0
Volatility	65.61%
Risk-free interest rate	2.47%
Dividend yield	—%

Schedule of information related to stock option activity
The following table provides information related to stock option activity for 2019, 2018 and 2017:

	Number of Shares Underlying Options(a)	Weighted Average Exercise Price Per Share(a)	Weighted Average Contract Life in Years	Aggregate Intrinsic Value(b)
	(in thousands)			($ in millions)
Outstanding as of January 1, 2019	90	$1,440	7.15	$—
Granted	5	$594
Exercised	—	$—		$—
Expired	(2)	$1,272
Forfeited	(3)	$794
Outstanding as of December 31, 2019	90	$1,420	5.70	$—
Exercisable as of December 31, 2019	65	$1,656	4.86	$—

Outstanding as of January 1, 2018	81	$1,650	7.73	$1
Granted	18	$602
Exercised	—	$—		$—
Expired	(3)	$2,766
Forfeited	(6)	$1,090
Outstanding as of December 31, 2018	90	$1,440	7.15	$—
Exercisable as of December 31, 2018	41	$2,146	5.73	$—

Outstanding as of January 1, 2017	42	$2,376	7.22	$14
Granted	46	$1,090
Exercised	—	$—		$—
Expired	(2)	$3,700
Forfeited	(5)	$1,824
Outstanding as of December 31, 2017	81	$1,650	7.73	$1
Exercisable as of December 31, 2017	22	$3,030	5.26	$—
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(a)Amount has been retroactively adjusted to reflect a 1-for-200 (1:200) reverse stock split effective April 14, 2020. See Note 26 for additional information.
(b)The intrinsic value of a stock option is the amount by which the current market value or the market value upon exercise of the underlying stock exceeds the exercise price of the option.

Schedule of compensation costs (credit), net of actual forfeitures	We recognized the following compensation costs, net of actual forfeitures, related to restricted stock and stock options for the years ended December 31, 2019, 2018 and 2017:

	Years Ended December 31,
	2019	2018	2017
	($ in millions)
General and administrative expenses	$26	$31	$43
Oil and natural gas properties	2	2	5
Oil, natural gas and NGL production expenses	3	5	12
Exploration expenses	1	1	1
Total restricted stock and stock option compensation	$32	$39	$61
We recognized the following compensation costs (credits), net of actual forfeitures, related to our liability-classified awards for the years ended December 31, 2019, 2018 and 2017:

	Years Ended December 31,
	2019	2018	2017
	($ in millions)
General and administrative expenses	$5	$9	$(4)
Oil and natural gas properties	1	1	—
Oil, natural gas and NGL production expenses	3	2	—
Restructuring and other termination costs	1	—	—
Total liability-classified awards compensation	$10	$12	$(4)

Summary of liability-classified awards
The following table presents a summary of our liability-classified awards:

		Grant Date Fair Value	December 31, 2019
	Units		Fair Value	Vested Liability
		($ in millions)	($ in millions)
2019 PSU Awards:
Payable 2020, 2021 and 2022	4,674,503	$14	$4	$—
2018 PSU Awards:
Payable 2020 and 2021	2,340,157	$7	$2	$—
2017 PSU Awards:
Payable 2020	1,174,973	$8	$1	$—
2018 CRSU Awards:
Payable 2020 and 2021	8,233,207	$25	$7	$—